Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 2,121	$ 2,275	$ 4,469	$ 4,524	$ 9,972	$ 9,736
Cost of revenues	2,255	1,940	4,555	4,116	9,406	9,027
Gross profit	(134)	335	(86)	408	566	709
Operating expenses:
Research and development	728	664	1,419	1,219	2,526	2,713
General and administrative	2,316	1,569	4,759	2,596	5,971	6,162
Sales and marketing	749	839	4,041	1,115	1,321	1,417
Total operating expenses:	3,793	3,072	10,219	4,930	9,818	10,292
Loss from operations	(3,927)	(2,737)	(10,305)	(4,522)	(9,252)	(9,583)
Other income (expense), net:
Financial expense, net	(827)	(369)	(1,119)	(746)	(1,262)	(1,340)
Other income		71		71
Income before income taxes	(4,754)	(3,035)	(11,424)	(5,197)	(10,514)	(10,923)
Income tax expense	18		49		35	94
Net loss	$ (4,772)	$ (3,035)	$ (11,473)	$ (5,197)	$ (10,549)	$ (11,017)
Net loss per share - basic	$ (4)	$ (20.4)	$ (11.4)	$ (35)	$ (44.61)	$ (75)
Net loss per share - diluted	$ (4)	$ (20.4)	$ (11.4)	$ (35)	$ (44.61)	$ (75)
Weighted average number of common shares outstanding - basic	1,233	150	1,043	149	248	147
Weighted average number of common shares outstanding - diluted	1,233	150	1,043	149	248	147